Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 33	$ 23	$ 55	$ 479	$ 498	$ 0
Transferred over Time [Member]
Revenues	12	23	27	479	498	0
Service [Member]
Revenues	$ 21	$ 3	$ 28	$ 459	$ 498	$ 0